ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Research and development	$ 5,557	$ 4,070
Legal and consulting	1,727	614
License royalties	143	85
Payroll and Reimbursement	1,610	703
Other	599	289
Total	$ 9,636	$ 5,761